Note 16 - Segmented Information and Revenue - Geographical Information (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Identifiable non-current assets	$ 49,189	$ 29,062	$ 7,347,911
Revenue	111,964	80,355	597,977
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	48,585	28,415	7,347,454
Latin America [member]
Statement Line Items [Line Items]
Revenue	66,118	17,759	482,775
CHINA
Statement Line Items [Line Items]
Identifiable non-current assets	604	647	457
Revenue	34,162	54,495	103,296
Other [member]
Statement Line Items [Line Items]
Revenue	$ 11,684	$ 8,101	$ 11,906